Fair value measurements - Loss gain from financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($) USD ($)	Dec. 31, 2020 MXN ($) USD ($)	Dec. 31, 2019 MXN ($) USD ($)	Apr. 26, 2022 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $	Dec. 31, 2020 ₡ / $	Dec. 31, 2020 Q / $	Dec. 31, 2020 $ / $	Dec. 31, 2019 ₡ / $	Dec. 31, 2019 Q / $	Dec. 31, 2019 $ / $
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (14,020)	$ (1,306,557)	$ (67,629)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	$ 916,000	$ 18,854	$ (1,747,686)	$ 263,495
Exchange rate	20.5835	20.5835	19.9487	18.8452	20.3183	645.9000	7.7285	20.5835	615.7800	7.8095	19.9487	573.4400	7.6988	18.8452
Fair value
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		$ 1,596,327	$ (1,747,686)	$ 263,495
Foreign currency forward contract | Fair value
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income				(14,241)
Jet fuel Asian call options contracts | Fair value
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		11,997	(11,993)	11,148
Jet fuel Zero cost collars | Fair value
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		9,657	(143,224)	256,515
Interest rate Cap | Fair value
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		(2,800)	(900)	(4,023)
Non derivative financial instruments. | Fair value
gain (loss) on financial instruments
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		1,577,473	(1,591,569)	14,096
Fuel cost | Jet fuel Asian call options contracts
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		(12,577)	(20,646)	(61,069)
Fuel cost | Jet fuel Zero cost collars
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations			(835,884)	(9,477)
Finance cost | Jet fuel Asian call options contracts
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations			(12,981)
Finance cost | Jet fuel Zero cost collars
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations			(435,578)
Finance cost | Interest rate Cap
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations		$ (1,443)	$ (1,468)	(1,282)
Aircraft and engine rent expenses | Foreign currency forward contract
gain (loss) on financial instruments
Loss from derivatives financial instruments recognized in consolidated statements of operations				$ 4,199